Statement of Financial Position (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Current assets	$ 2,507	$ 2,790
Cash and cash equivalents	680	892
Restricted cash	34	35
Receivables	475	496
Trade	93	104
Recoverable taxes, rebates, levies and duties	231	247
Other	151	145
Inventories	1,127	1,165
Materials on the leach pad	128	128
Deferred taxation assets	63	74
Property, plant and equipment, net	7,176	7,235
Acquired properties, net	733	748
Goodwill and other intangibles, net	312	305
Other long-term inventory	190	180
Materials on the leach pad	472	445
Other long-term assets	1,440	1,360
Deferred taxation assets	45	39
Total assets	12,875	13,102
LIABILITIES AND EQUITY
Current liabilities	1,710	1,959
Accounts payable and other current liabilities	951	1,007
Short-term debt	214	271
Short-term debt at fair value	448	588
Tax payable	97	93
Other non-current liabilities	330	379
Long-term debt	2,870	2,750
Derivatives	1	10
Deferred taxation liabilities	1,123	1,157
Provision for environmental rehabilitation	735	758
Provision for labor, civil, compensation claims and settlements	29	32
Provision for pension and other post-retirement medical benefits	194	209
Commitments and contingencies
Equity	5,883	5,848
Share capital - 600,000,000 (2012 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2012 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2013 - 383,473,003 (2012 - 383,166,205). E ordinary shares issued 2013 - 700,000 (2012 - 700,000)	13	13
Additional paid in capital	8,814	8,808
Accumulated deficit	(1,912)	(2,103)
Accumulated other comprehensive income	(1,089)	(928)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,862	5,826
Noncontrolling interests	21	22
Total liabilities and equity	$ 12,875	$ 13,102